GOODWILL - Narrative (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets with indefinite useful life	SFr 0.0	SFr 0.0
Business plan, term	5 years
Weighted average cost of capital | Discounted cash flow
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Percentage of reasonably possible increase in unobservable input, assets	1.00%
Revenue | Discounted cash flow
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Percentage of reasonably possible decrease in unobservable input, assets	5.00%
EBITDA Margin | Discounted cash flow
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Percentage of reasonably possible decrease in unobservable input, assets	5.00%